UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

	N(000.000.000	N(000.000.000
Security	Shares	Value
India — 94.1%
Auto Components — 1.2%
Exide Industries, Ltd.	1,801,132	$5,257,537

		$5,257,537

Automobiles — 6.5%
Bajaj Auto, Ltd.	208,660	$6,908,753
Mahindra & Mahindra, Ltd.	821,136	11,269,552
Tata Motors, Ltd.	972,770	5,255,533
Tata Motors, Ltd., A Shares	1,199,450	3,703,008

		$27,136,846

Commercial Banks — 18.1%
Allahabad Bank, Ltd.	1,909,984	$6,991,622
Bank of Baroda	407,841	6,372,306
HDFC Bank, Ltd.	1,917,825	19,439,395
ICICI Bank, Ltd.	1,049,374	18,135,086
State Bank of India	425,298	17,473,851
Yes Bank, Ltd.	1,028,530	7,451,505

		$75,863,765

Construction & Engineering — 5.2%
IRB Infrastructure Developers, Ltd.	1,876,813	$6,815,243
Larsen & Toubro, Ltd.	580,622	14,844,082

		$21,659,325

Consumer Finance — 1.4%
Shriram Transport Finance Co., Ltd.	495,400	$5,810,171

		$5,810,171

Diversified Financial Services — 3.9%
Infrastructure Development Finance Co., Ltd.	3,063,969	$8,112,567
Rural Electrification Corp., Ltd.	2,046,404	8,181,350

		$16,293,917

Electric Utilities — 2.1%
Power Grid Corporation of India, Ltd.	4,076,329	$8,649,703

		$8,649,703

Gas Utilities — 1.8%
GAIL (India), Ltd.	1,005,370	$7,408,189

		$7,408,189

Hotels, Restaurants & Leisure — 0.2%
Mahindra Holidays & Resorts India, Ltd.	167,182	$987,324

		$987,324

Household Products — 1.1%
Hindustan Unilever, Ltd.	567,010	$4,531,673

		$4,531,673

Independent Power Producers & Energy Traders — 1.5%
NTPC, Ltd.	1,941,102	$6,206,323

		$6,206,323

IT Services — 13.2%
HCL Technologies, Ltd.	841,044	$7,954,808
Infosys, Ltd.	487,963	27,341,475

	N(000.000.000	N(000.000.000
Security	Shares	Value
Satyam Computer Services, Ltd.(1)	3,082,810	$4,865,686
Tata Consultancy Services, Ltd.	656,184	15,012,251

		$55,174,220

Machinery — 1.9%
Ashok Leyland, Ltd.	13,346,610	$7,948,130

		$7,948,130

Media — 2.6%
Dish TV India, Ltd.(1)	4,256,155	$5,341,896
Zee Entertainment Enterprises, Ltd.	2,253,000	5,568,541

		$10,910,437

Metals & Mining — 2.6%
Hindalco Industries, Ltd.	2,423,100	$6,152,598
Tata Steel, Ltd.	536,804	4,942,370

		$11,094,968

Oil, Gas & Consumable Fuels — 7.2%
Coal India, Ltd.	849,740	$5,690,804
Oil & Natural Gas Corp., Ltd.	1,140,680	6,009,852
Petronet LNG, Ltd.	1,888,320	6,191,450
Reliance Industries, Ltd.	832,877	12,235,971

		$30,128,077

Pharmaceuticals — 8.0%
Cipla, Ltd.	1,260,398	$7,542,831
Dr. Reddy’s Laboratories, Ltd.	441,509	15,214,410
Glenmark Pharmaceuticals, Ltd.	664,145	4,032,815
Lupin, Ltd.	640,844	6,653,577

		$33,443,633

Real Estate Management & Development — 1.6%
DLF, Ltd.	1,661,470	$6,569,531

		$6,569,531

Thrifts & Mortgage Finance — 4.2%
Housing Development Finance Corp., Ltd.	1,331,830	$17,625,071

		$17,625,071

Tobacco — 5.9%
ITC, Ltd.	5,595,429	$24,830,353

		$24,830,353

Wireless Telecommunication Services — 3.9%
Bharti Airtel, Ltd.	2,495,656	$16,523,482

		$16,523,482

Total India (identified cost $354,791,838)		$394,052,675

Sri Lanka — 2.0%
Commercial Banks — 0.8%
Commercial Bank of Ceylon PLC	4,149,974	$3,246,037

		$3,246,037

Industrial Conglomerates — 1.1%
John Keells Holdings PLC	2,813,368	$4,535,938

		$4,535,938

	N(000.000.000	N(000.000.000
Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Dialog Axiata PLC	6,808,780	$375,707

		$375,707

Total Sri Lanka (identified cost $7,596,878)		$8,157,682

Total Common Stocks (identified cost $362,388,716)		$402,210,357

Short-Term Investments — 0.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/2/12	$2,186	$2,186,371

Total Short-Term Investments (identified cost $2,186,371)		$2,186,371

Total Investments — 96.6% (identified cost $364,575,087)		$404,396,728

Other Assets, Less Liabilities — 3.4%		$14,272,329

Net Assets — 100.0%		$418,669,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,277,579

Gross unrealized appreciation	$57,262,056
Gross unrealized depreciation	(26,142,907)

Net unrealized appreciation	$31,119,149

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$402,210,357	*(1)	$—	$402,210,357
Short-Term Investments	—	2,186,371		—	2,186,371
Total Investments	$—	$404,396,728		$—	$404,396,728

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012